Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
Mairs & Power Minnesota Municipal Bond ETF (the “Fund”)
a series of Trust for Professional Managers (the “Trust”)

Supplement dated September 30, 2026 to the Summary Prospectus and Prospectus
dated April 30, 2026

Effective at the close of business on September 30, 2026, Ms. Kerry L. Laurin will be added as a portfolio manager for the Fund. Accordingly, effective at the close of business on September 30, 2026, the following disclosures are hereby revised to reflect the addition of Ms. Laurin as a new portfolio manager for the Fund.

The “Management - The Adviser” section on page 7 of the Fund’s Summary Prospectus and Prospectus is amended to read as follows:

Management

The Adviser
The Fund employs Mairs & Power, Inc. to manage the Fund’s investment portfolio. The Fund’s portfolio managers are as follows:

Name/Primary Title with the Fund	Primary Title with the Adviser	Tenure with the Fund	Tenure with the Adviser*
Brent S. Miller, Lead Portfolio Manager	Investment Manager	Lead Portfolio Manager since 2021	Since 2019
Kerry L. Laurin, Co-Manager	Fixed Income Assistant Portfolio Manager	Co-Manager since 2026	Since 2026
*Tenure with the Adviser is the year each individual started employment with the Adviser and may not align with primary title with the Adviser.

The “Management and Organization of the Fund - Portfolio Manager" section on page 21 in the Fund’s Prospectus is deleted and replaced with the following:

Portfolio Managers
Unless stated otherwise, the following portfolio managers are primarily responsible for the day-to-day management of the Fund.

Brent S. Miller, CFA®. Mr. Miller serves as Lead Portfolio Manager for the Fund. Mr. Miller joined Mairs & Power, Inc. in 2019 and has served as an Investment Manager since 2024. He previously served as an Assistant Portfolio Manager from 2019 to 2024. Mr. Miller began his career in 2011 as a fixed income analyst at The Travelers Companies in St. Paul, Minnesota from 2011 to 2019. Mr. Miller earned a BS from the University of Minnesota’s Carlson School of Management and went on to graduate with an MBA from Northwestern University’s Kellogg School of Management. He is a CFA charterholder.

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Kerry L. Laurin, CFA®, CPA. Ms. Laurin serves as Co-Manager for the Fund. Ms. Laurin joined the Adviser in 2026 as a Fixed Income Assistant Portfolio Manager. She previously worked at Allspring Global Investments LLC for 10 years. During her tenure, she held positions as a Senior Research Analyst for investment grade and high-yield credit and Co-Portfolio Manager for state-specific and high-yield products. Ms. Laurin earned a BA from Marquette University in English and a MS in accounting from Lubar College of Business at University of Wisconsin-Milwaukee. Ms. Laurin is a CFA charterholder and CPA.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Fund is available in the Fund’s SAI.

CFA® is a registered trademark owned by the CFA Institute.

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This supplement should be retained with your Summary Prospectus and Prospectus for future reference.
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Mairs & Power Minnesota Municipal Bond ETF (the “Fund”)
a series of Trust for Professional Managers (the “Trust”)

Supplement dated September 30, 2026 to the Statement of Additional Information
(the “SAI”)
dated April 30, 2026

Effective at the close of business on September 30, 2026, Ms. Kerry L. Laurin will be added as a portfolio manager for the Fund. Accordingly, effective at the close of business on September 30, 2026, the following disclosures are hereby revised to reflect the addition of Ms. Laurin as a new portfolio manager for the Fund.

The “Management of the Fund - Portfolio Manager - Other Accounts Managed by the Portfolio Manager" section beginning on page 33 in the Fund’s SAI is deleted and replaced with the following:

Other Accounts Managed by the Portfolio Managers
The table below identifies, for each Portfolio Manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. Asset amounts have been rounded as of December 31, 2025:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Brent S. Miller
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	52	$222	0	$0

Kerry L. Laurin*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*Information for Kerry L. Laurin is as of August 31, 2026.
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The “Management of the Fund - Portfolio Manager - Ownership of Securities in the Fund by the Portfolio Manager" section beginning on page 34 in the Fund’s SAI is deleted and replaced with the following:

Ownership of Securities in the Fund by the Portfolio Managers
As of December 31, 2025, the Portfolio Managers beneficially owned shares of the Fund as shown below:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Brent S. Miller	$500,001 - $1,000,000
Kerry L. Laurin	None*

*Information for Kerry L. Laurin is as of August 31, 2026

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This supplement should be retained with your SAI for future reference.
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